Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Premises, Equipment And Leases [Abstract]
Rent expense, gross	$ 25,494	$ 32,673	$ 38,070
Sublease income	(3,883)	(4,275)	(4,368)
Rent expense, net	$ 21,611	$ 28,398	$ 33,702